Related Parties	12 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Parties	RELATED PARTIES
Ultimate controlling party
As at March 31, 2025, the holders of Multiple Voting Shares, directly or indirectly, collectively owned or exercised control over Subordinate Voting Shares and Multiple Voting Shares representing approximately 44.6% of the total voting rights of Alithya. The holders entered into a voting agreement on November 1, 2018, pursuant to which they agreed to, among other things, vote all of the Subordinate Voting Shares and Multiple Voting Shares under their control in accordance with decisions made by a majority of them, subject to certain exceptions.
16. RELATED PARTIES (CONT’D)
Transactions with key management personnel
Key management personnel includes the Company’s directors and members of the Company’s Executive Committee and certain other key management personnel. Key management personnel of Alithya participate in the share purchase plan and the Incentive Plans. The compensation paid or payable to key management personnel for services is shown below:

Year ended	March 31,
	2025	2024
	$	$
Short-term employee benefits (a)	6,275	4,100
Share-based compensation	2,060	2,106
Termination benefits	878	—
	9,213	6,206

(a) Short-term employee benefits include salaries, benefits and short-term incentive compensation.
In addition to the above amounts, the Company is committed to pay termination benefits to certain key management personnel up to $7,378,000 (2024 - $6,433,000) in the event of a termination under certain conditions.